Condensed Consolidated Balance Sheets (Q3) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 55,143			$ 88,756				$ 34,607
Grants receivable	0			806				0
Prepaid expenses and other current assets	1,537			1,685				7,690
Total current assets	56,680			91,247				42,297
Property and equipment, net	304			451				156
Operating lease right-of-use assets	3,383			3,986				4,072
Investments in related parties	874			723				822
Other assets	75			106				0
Total assets	61,316			96,513				47,347
Current liabilities
Accounts payable	2,218			4,710				5,578
Accrued expenses	4,908			3,219				6,665
Operating lease liabilities, current	968			894				611
Financing obligation, current	64			58				0
Deferred revenue, current	0			2,301				3,942
Warrant liability	24			114				10,704
Total current liabilities	8,182			11,296				107,449
Operating lease liabilities, noncurrent	2,738			3,475				3,847
Financing obligation, noncurrent	186			235				0
Total liabilities	11,106			15,006				137,796
Commitments and contingencies (Note 9)
Stockholders' equity
Common stock, $0.01 par value per share; 300,000,000 shares authorized; 30,113,582 and 29,959,060 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	301			300				156
Additional paid-in capital	297,109			296,445				72,136
Accumulated other comprehensive income (loss)	302			(103)				(333)
Accumulated deficit	(247,502)			(215,135)				(160,562)
Total stockholders' equity (deficit)	50,210	$ 59,760	$ 67,202	81,507	$ 64,514	$ 77,189	$ 92,443	(90,449)	$ (18,586)
Total liabilities and stockholders' equity (deficit)	$ 61,316			$ 96,513				$ 47,347